Principal accounting policies	12 Months Ended
Dec. 31, 2025
Principal accounting policies
Principal accounting policies

2.Principal accounting policies

(a)Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the consolidated financial statements are summarized below.

(b)Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Company’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Huya Technology and ultimately the Company hold all the variable interests of the VIE and has been determined to be the primary beneficiary of the VIE.

(c)Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, the determination of estimated selling prices of multiple element revenue contracts, the valuation allowance for deferred tax assets and income tax, impairment assessment of investments in equity securities without readily determinable fair value, fair value determination for available-for-sale debt investments, and impairment assessment of goodwill.

Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

2.Principal accounting policies (continued)

(d)Acquisition

(i)Business combination

The Group accounts for acquisitions of entities that include inputs and processes and have the ability to create outputs as business combinations. The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations” (“ASC 805”). Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the business acquired, the difference is recognized directly in the consolidated statements of comprehensive loss as gain on bargain purchase. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the initially recorded balances of assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive loss.

(ii)Business combination under common control

The consolidated financial statements incorporate the financial information of a business that was acquired in 2023 from an entity that controls both the Group as well as the acquired business. Under U.S. GAAP this is considered a business combination under common control and the acquiring company’s (the Group’s) prior year financial statements have been adjusted to reflect the acquisition for all periods during which both entities were under common control (2022 with regard to this transaction).

Under U.S. GAAP the acquired assets and assumed liabilities have been consolidated in the Group financial statements at the historical basis of the respective account balances.

On December 22, 2023 (the “Acquisition date”), Huya acquired 100% equity interest in a global mobile application service provider (the “Acquiree”) from a wholly-owned subsidiary of Tencent for an aggregate cash consideration of US$81 million (equivalent to RMB574,826). Revenue and net loss of the Acquiree for the year ended December 31, 2023 were RMB61,431 and RMB4,551 respectively.

As a business combination under common control, Huya’s consolidated statements of changes in shareholders’ equity have been retrospectively adjusted. RMB574,826 was debited in additional paid-in capital for the year ended December 31, 2023, which represents the cash consideration of Huya’s acquisition from Tencent on December 22, 2023.

There were no acquisitions for the years ended December 31, 2024 and 2025.

2.Principal accounting policies (continued)

(e)Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in Hong Kong, Cayman Islands and Singapore is primarily the United States dollar (“US$”), while the functional currency of the Group’s entities in PRC is RMB, which is their respective local currency. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ as their functional currency, have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income (loss) in the statement of comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange losses, net in the consolidated statement of comprehensive income.

(f)Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 =RMB6.9931 on December 31, 2025 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(g)Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term and highly liquid investments placed with banks, which have both of the following characteristics:

i)	Readily convertible to known amounts of cash throughout the maturity period;
ii)	So near their maturity that they present insignificant risk of changes in value because of changes in interest rates.

The Group considers all highly liquid investments with original maturities of three months or less as cash equivalents.

2.Principal accounting policies (continued)

(h)Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets, and is included in the total cash, cash equivalents, and restricted cash in the consolidated statements of cash flows. The Group’s restricted cash is substantially a cash balance on deposit required by its commercial banks, the court, and government department.

(i)Short-term deposits and long-term deposits

Short-term deposits represent time deposits placed with banks with original maturities of more than three months but less than one year. Interest earned is recorded as interest income in the consolidated statement of comprehensive income during the years presented.

Long-term deposits of the Group represent time deposits placed with banks with original maturities of more than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income during the years presented.

(j)Short-term investments

For investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in fair values are reflected in the consolidated statements of comprehensive income.

2.Principal accounting policies (continued)

(k)Receivables

The Group’s accounts receivable, other receivables, amounts due from related parties, prepayments and other current assets are within the scope of ASC Topic 326. Accounts receivable consist primarily of receivables from third-party payment platforms, advertising customers and third party distribution platforms. The activity in the loss allowance for the years ended December 31, 2023, 2024 and 2025 is detailed in Note 7, Note 8 and Note 22.

To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical experience of loss severity and recoveries, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. Other key factors that influence the expected credit loss analysis include credit rating, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances.

(l)Investments

Equity Investments Accounted for Using the Equity Method

The Group accounts for its equity investments over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for share of the earnings or loss of the investee after the date of investment.

The Group assesses its equity investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investment in privately held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary. The Group evaluates its equity method investment for impairment under ASC 323-10. An impairment loss on an equity method investment is recognized in the consolidated statement of comprehensive income when the decline in value is determined to be other-than-temporary. No impairment loss was recognized for the years ended December 31, 2023, 2024 and 2025.

Equity Investments without Readily Determinable Fair Values

The Group elected to record equity investments without readily determinable fair values, which are not accounted for using the equity method and do not qualify for the existing practical expedient in ASC 820 to estimate fair value using the net asset value per share (or its equivalent) of the investments and, at cost, less impairment, adjusted for subsequent observable price changes, and will report changes in the carrying values of the equity investments in earnings. Changes in the carrying values of the equity investment are made whenever there are impairment or observable price changes in orderly transactions for the identical or similar investment of the same issuer that are known or that can reasonably be known to the Group based on reasonable effort.

For equity investments without readily determinable fair value for which the Group has elected to apply the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date, applying judgment in considering various factors and events including a) adverse performance of investees; b) adverse industry developments affecting investees; and c) adverse regulatory social, economic or other developments affecting investees. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss of investments equal to the difference between the carrying value and fair value. The Group recognized impairment losses of RMB210,813, RMB166,127 and RMB43,698 for the years ended December 31, 2023, 2024 and 2025, respectively. Refer to Note 9- Investments for further information.

2.Principal accounting policies (continued)

(l)Investments (continued)

Available-for-sale Debt Investments

The Group has classified its investments in debt securities, other than those the held to maturity debt securities, as available-for-sale securities. The Group recorded available-for-sale debt investments at estimated fair values with the aggregate unrealized gains and losses, net of tax, being reflected in “accumulated other comprehensive income” in the consolidated balance sheets. If the amortized cost basis of an available-for-sale investment exceeds its fair value and if the Group has the intention to sell the investment or it is more likely than not that the Group will be required to sell the investment before recovery of the amortized cost basis, an impairment is recognized in the consolidated statements of comprehensive income. If the Group does not have the intention to sell the investment and it is not more likely than not that the Group will be required to sell the investment before recovery of the amortized cost basis and the Group determines that the decline in fair value below the amortized cost basis of an available-for-sale investment is entirely or partially due to credit-related factors, the credit loss is measured and recognized as an allowance for credit losses along with the impairment loss of investments in the consolidated statements of comprehensive income. The allowance is measured as the amount by which the debt investment’s amortized cost basis exceeds the Group’s best estimate of the present value of cash flows expected to be collected. The Group recognized fair value changes of RMB35,811, RMB145,458 and RMB120,027 for the years ended December 31, 2023, 2024 and 2025, respectively. Refer to Note 9 - Investments for further information.

The Group monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

(m)Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost. Property and equipment mainly consist of servers, computers and equipment, leasehold improvements, office furniture and others.

	Estimated useful lives	Residual rate
Servers, computers and equipment	3-4 years	—%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	—%
Office furniture and others	3-5 years	—%-5%

The Company also has certain construction in progress which represents a building under construction, which is stated at actual construction cost less any impairment loss. Construction in progress is transferred to the respective category of property and equipment when completed and ready for its intended use.

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statement of comprehensive income.

2.Principal accounting policies (continued)

(n)Intangible assets

Intangible assets mainly consist of copyrights of video content, license, software, domain names, trademarks, platform content and technology. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. As of December 31, 2024 and 2025, there are no indefinite lived intangibles. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Estimated useful lives
Copyrights of video content	1 – 4 years
License	15 years
Software	1 – 10 years
Domain names	15 years
Trademarks	5-11 years
Platform content	7 years
Technology	4 years

(o)Impairment of goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized. The Group conducts a goodwill impairment test at the reporting unit level annually in the fourth quarter, or more frequently when events or circumstances occur indicating that the recorded goodwill might be impaired. The Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Group decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value (determined using the income approach) of each reporting unit with its carrying amount. An impairment charge will be recorded for the amount by which the carrying amount of the reporting unit exceeds its fair value up to a maximum amount of the goodwill balance for the reporting unit.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows. The estimated cash flow projections were based on management’s estimates which include significant judgments and assumptions relating to revenue growth rate, the gross profit ratio, and the discount rate. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

The Group determined there are two reporting units as of December 31, 2025. One reporting unit relates to providing live streaming, game-related and advertising services through the Group’s live streaming platforms, and the other reporting unit relates to the recently acquired global mobile application service provider (the only reporting unit with a goodwill balance). No impairment loss of goodwill was recognized for the years ended December 31, 2023, 2024 and 2025, respectively. Refer to Note 10- Goodwill for further information.

2.Principal accounting policies (continued)

(p)Impairment of long-lived assets

For long-lived assets other than investments whose impairment policy is discussed elsewhere in the financial statements, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset grouping may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the asset grouping. Any impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

No impairment of long-lived assets was recognized for the years ended December 31, 2023, 2024 and 2025.

(q)Revenue

Under ASC 606, revenue is recognized when a customer obtains control of promised goods (i.e. virtual items) or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. The Group identifies its contracts with customers and all performance obligations within those contracts. The Group then determines the transaction price and allocates the transaction price to the performance obligations within the Group’s contracts with customers, recognizing revenue when, or as, the Group satisfies its performance obligations. The following table disaggregates the Group’s revenue by major type for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Live streaming	6,450,782	4,745,195	4,594,014
Game-related services, advertising and others (i)	543,546	1,333,920	1,908,386
Total	6,994,328	6,079,115	6,502,400
(i)	Game-related services, advertising and others mainly include in-game virtual item sales, game distribution and advertising services.

Revenue recognition and significant judgments

(i)	Live streaming

The Group is principally engaged in operating its own live streaming platforms, which enable broadcasters and viewers to interact with each other during live streaming. It generates revenue primarily from sales of virtual items in the platforms. The Group has a top-up system for users to purchase the Group’s virtual currency, which can then be utilised to purchase virtual items for use on the live streaming platforms. Users can top up via various online payment platforms, including WeChat Pay, AliPay and other payment platforms. Virtual currency is non-refundable and without expiry. Unconsumed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below unless otherwise stated. The Group shares a portion of the sales proceeds of virtual items (“revenue sharing fee”) with broadcasters and talent agencies which recruit and manage broadcasters in accordance with their revenue sharing arrangements. As the virtual currency has no stipulated expiry period and it is often consumed soon after it is purchased based on the history of its turnover, the Group considers it does not expect to be entitled to a breakage amount for the virtual currency. Nevertheless, any unconsumed virtual currency which was purchased by inactive users exceeding a certain period, assessed based on historical user activities, is recognized as revenue of the Group. However, the amount has not been significant.

2.Principal accounting policies (continued)

(q)Revenue (continued)

Revenue recognition and significant judgments (continued)

(i)	Live streaming (continued)

The Group evaluates and determines that it is the principal and views users to be its customers in the revenue generating arrangement and the Group reports live streaming revenues on a gross basis. Accordingly, the amounts billed to users are recorded as revenue and revenue sharing fee paid/payable to broadcasters and talent agencies are recorded as cost of revenues. Where the Group is the principal, it controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to users and having a level of discretion in establishing pricing.

The Group designs, creates and offers various virtual items for sales to users with pre-determined standalone selling price. Sales proceeds are recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. Virtual items are categorized as consumable and time-based items. Consumable items are consumed upon purchase and use, while time-based items could be used for a fixed period of time. Users can purchase and present consumable items to broadcasters to show support for their favorite broadcasters, or purchase time-based virtual items for one or multiple months at a monthly fee, which provide users with recognized status, such as priority speaking rights or special user symbols over a period of time. Revenue related to each consumable item is recognized as single performance obligation at the point in time when the virtual item is transferred directly to the users and consumed by them, while revenue related to time-based virtual items provided on a subscription basis is recognized ratably over the contract period. The Group does not have any further performance obligations to the user after the virtual items are consumed or after the stated contract period of time for time-based items.

The Group may also enter into contracts that can include various combinations of virtual items, which are generally capable of being distinct and accounted for as separate performance obligations, such as the Huya Noble Member Program. Determining whether those virtual items are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. The contract of Huya Noble Member Program, which is normally purchased on a monthly basis, includes three major virtual items, a) the noble member status, b) the virtual currency coupons, and c) the right of subsequent renewal at a discounted price, which are considered distinct and accounted for separately under ASC 606. A noble member status itself cannot be purchased on a standalone basis. The users are eligible to use it for one month and the users can simultaneously purchase multiple months of the package (with effective period of noble member status limited to a maximum of 24 months from date of purchase) at any point in time. The virtual currency coupons, which have the same purchasing power as the Group’s virtual currency but with expiry dates, are valid to purchase virtual items in the live streaming platforms for a fixed period. Judgment is required to determine standalone selling price for each distinct performance obligation. The Group allocates the arrangement consideration to the separate accounting of each distinct performance obligation based on their relative standalone selling prices. For instances where standalone selling price is not directly observable as the Group does not sell the virtual item separately, such as the noble member status and the virtual currency coupons, the Group determines the standalone selling price based on pricing strategies, market factors and strategic objectives. In respect of the right of subsequent renewal at a discounted price, the Group estimates individual user’s times of renewal based on historical data of users’ spending patterns and average times of renewal. The Group recognizes revenue for each of the distinct performance obligations identified in accordance with the applicable revenue recognition method relevant for that obligation. For revenue allocated to the noble member status, it’s generally recognized ratably over the expected period that the users maintain their noble member status, as users simultaneously consume and receive a series of services, virtual items and virtual rights. For revenue related to virtual currency coupons provided on a consumption basis, virtual currency coupons used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed above unless otherwise stated. The virtual currency coupons have expiry dates, and historical data shows that virtual currency coupons are consumed shortly after they are released to users and the forfeiture rate remains relatively low for the periods reported, therefore, the Group recognize revenue the earlier of when the virtual currency coupon expires, or when it is consumed. For the right of subsequent renewal at a discounted price, upon each time a subsequent renewal is purchased, the cash received is recorded as deferred revenue and allocated proportionally to the noble member status and virtual currency coupons based on their relative standalone selling price and revenue is then recognized following the revenue recognition method of noble member status and virtual currency coupons as described above.

2.Principal accounting policies (continued)

(q)Revenue (continued)

Revenue recognition and significant judgments (continued)

(ii)	Advertising

The Group generates advertising revenues primarily from sales of various forms of advertising and promotion campaigns, including (i) display advertisements in various areas of our platform, (ii) native advertisements in cooperation with broadcasters, and (iii) game events advertising and campaigns. Advertisements on the Group’s platforms are generally charged on the basis of duration or per specified action. When the service is transferred to customers, revenue from time-based advertising arrangement is recognized ratably over the contract period of display. Revenue from performance-based advertising is recognized at the point in time when the Group is able to deliver the specified actions as requested by the customers. The Group enters advertising agreements with certain advertising agencies or other cooperated programmatic advertising platforms.

When the Group has the latitude in establishing the price and is primarily responsible for delivering the contents by itself, the Group acts as the principal and recognizes revenue on a gross basis for the advertising contracts. Advertisements on the Group’s platforms are generally charged based on duration or per specified action, with revenue recognized ratably over the contract period of display or at the point of delivering the specified actions. Conversely, when the Group is not primarily responsible for the advertising arrangements by itself, it acts as an agent. In such cases, the Group recognizes its entitled share of the revenues in accordance with the cooperation agreements, commencing from the date the advertisements are displayed on the Group’s platforms or when the performance obligations are satisfied.

Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 3 months. Both third-party advertising agencies and direct advertisers are generally billed at the end of the display period, and the cooperated programmatic advertising platforms are generally billed in the following month, all the payments are due usually within 3 months. In instances where the timing of revenue recognition differs from the timing of billing, the Group has determined the advertising contracts generally do not include a significant financing component. The primary purpose of the credits terms is to provide customers with simplified and predictable ways of purchasing the Group’s advertising services, not to receive financing from its customers or to provide customers with financing.

(iii)	Online games revenues

The Group generates revenues from offering virtual items in online games developed by the Group itself or third parties to game users and game distribution revenue. The Group has a top-up system for game users to purchase game tokens for use. Game users can top up via various online payment platforms, including WeChat Pay, AliPay and other payment platforms. Game tokens is non-refundable and without expiry. As the game token is often consumed soon after it is purchased based on history of turnover of the game token, the Group considers it does not expect to be entitled to a breakage amount for the game token.

Majority of online games revenues were derived from the Group’s self-developed games, game distribution services and in-game virtual item sales for the years presented.

With respect to the self-developed online games that the Group distributes on other platforms or self-publishes on its own platforms, the Group owns the games’ copyrights and other intellectual property, and takes primary responsibilities of game development and game operation, including designing, development, and updating of the games including the game content, as well as the pricing of virtual items, providing on-going updates of new contents and bug fixing, determining the distribution platforms and payment channels, and providing customer services. Therefore, the Group considers itself to be the principal in these contracts and views users to be its customers. Revenues derived from self-developed games are recorded on a gross basis, and fees to be shared with distribution platforms and payment handling costs charged by payment platforms are recorded as cost of revenues.

2.Principal accounting policies (continued)

(q)Revenue (continued)

Revenue recognition and significant judgments (continued)

(iii)Online games revenues (continued)

Users play games free of charge and are charged for purchases of virtual items mainly including consumable and perpetual items, which can be utilized to enhance users’ game-playing experience. Consumable items represent virtual items that can be consumed by a specific user within a specified period of time. Perpetual items represent virtual items that are accessible to the users’ account over the life of the online games. The Group maintains information on consumption details of in-game virtual items, therefore, the Group recognizes revenues based on item-based model: (1) for consumable items, the revenue is recognized immediately upon consumption as the Group does not have further performance obligations to the user after the virtual items are consumed immediately; (2) for perpetual items, as the Group has responsibilities to ensure the game users can continue to gain access to the games to get the in-game experience and benefit after the sale of the perpetual items and the Group’s service obligations are directly linked to each game user’s engagement, therefore, the revenue from sales of perpetual items is recognized ratably over the user relationship period of a specific game as described below.

The estimated user relationship period is based on data collected from those game users who have purchased game tokens. The Group maintains a system that captures the following information for each game user: (a) the frequency that game users log into each game, and (b) the amount and the timing of when the game users charge his or her game token. The Group estimates the user relationship period for a particular game to be the date a user purchases a game token through the date the Group estimates the game user plays the game for the last time. This computation is completed on a user by user basis. Then, the results for all analyzed users are averaged to determine an estimated end user relationship period for each game. Revenues from in-game payments of each month are recognized over the user relationship period estimated for that game.

The determination of user relationship period is based on the Group’s best estimate that takes into account all known and relevant information at the time of assessment. The Group assesses the estimated user relationships on a monthly basis. Any adjustments arising from changes in the user relationship as a result of new information will be accounted as a change in accounting estimate in accordance with ASC 250 Accounting Changes and Error Corrections.

Online games developed by related and third-party game developers are displayed through the Group’s platforms to attract users to play the games. In accordance with ASC 606, the Group assesses whether it acts as the principal or as an agent in the arrangement with each party respectively. When the Group has the latitude in establishing the price and is primarily responsible for fulfillment and acceptability of the game services by itself, the Group acts as the principal. The group recognizes revenue based on the proceeds earned from selling in-game virtual items on a gross basis at point-in-time when the performance obligations are satisfied. Proceeds earned from selling in-game virtual items are shared between the Group and the third-party game developers, with the amount paid to the third-party game developers generally calculated based on amounts paid by paying players, after deducting the fees paid to the payment channels and the distribution channels. Fees paid to the game developers, distribution channels and payment channels are recorded as cost of revenues. When the Group considered it does not have the primary responsibility for fulfillment and acceptability of the game services, the Group considers itself as agent in these arrangements. Accordingly, the Group records the in-game virtual item sales revenue on a net basis based on the ratios pre-determined with the game developers at point-in-time when the performance obligations are satisfied, which is generally when the paying players purchase virtual currencies issued by the third-party game developers.

2.Principal accounting policies (continued)

(q)Revenue (continued)

Contract balances

Contract liabilities primarily consist of deferred revenue for unconsumed virtual items and unamortized revenue from virtual items in the Group’s platforms, where there is still an obligation to be provided by the Group, which will be recognized as revenue when all of the revenue recognition criteria are met.

During the years ended December 31, 2023, 2024 and 2025, the Group recognized revenue amounting to RMB446,881, RMB412,257 and RMB265,628, respectively, that had been included in the corresponding contract liability balance at the beginning of the years.

As of December 31, 2025, the aggregate amount of transaction price allocated to remaining performance obligations was RMB259,991, the Company expects to recognize the remaining performance obligations as revenue as follows. However, the amount and timing of revenue recognition is largely driven by customer usage, which can extend beyond the original contractual term.

	2026	2027 and after	Total
	RMB	RMB	RMB
Revenue expected to be recognized	228,167	31,824	259,991

(r)	Cost of revenues

Amounts recorded as cost of revenues relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues consists primarily of (i) revenue sharing fees to broadcasters and content costs, including payments to e-sports content providers and other various content providers, (ii) costs of in-game virtual items, (iii) bandwidth and server custody fees, (iv) salaries and welfare, (v) payment handling costs, (vi) depreciation and amortization expense for servers and other equipment, and intangibles directly related to operating the platform, (vii) share-based compensation, (viii) other taxes and surcharges, and (ix) other costs.

(s)	Research and development expenses

Research and development expenses primarily consist of (i) salaries and welfare for research and development personnel, and (ii) share-based compensation for research and development personnel. Costs incurred during the research stage are expensed as incurred. Costs incurred in the development stage, prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.

The Company recognizes software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. The Company had not capitalized any costs related to internal use software during the years ended December 31, 2023, 2024 and 2025.

(t)	Sales and marketing expenses

Sales and marketing expenses primarily consist of (i) advertising and market promotion expenses, (ii) salaries and welfare for sales and marketing personnel, and (iii) share-based compensation for sales and marketing personnel. The advertising and market promotion expenses amounted to RMB348,235, RMB233,149 and RMB229,478 for the years ended December 31, 2023, 2024 and 2025, respectively.

2.	Principal accounting policies (continued)
(u)	General and administrative expenses

General and administrative expenses primarily consist of (i) salaries and welfare for management and administrative personnel, (ii) credit loss provision, (iii) depreciation and amortization expenses and (iv) share-based compensation for management and administrative personnel.

(v)	Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. Employee social security and welfare benefits included as expenses in the accompanying statement of comprehensive income amounted to RMB194,779, RMB142,272 and RMB136,623 for the years ended December 31, 2023, 2024 and 2025, respectively. During the years ended December 31, 2023, 2024 and 2025, headcount reduction initiatives primarily related to operations and cost-related personnel were undertaken as part of the Group’s business optimization plans. These initiatives resulted in one time employee severance programs with corresponding recorded provisions of RMB34,000, RMB25,857 and RMB23,458 respectively. The charges are primarily reported within cost of revenues and operating expenses in the accompanying statements of comprehensive income.

(w)	Share-based compensation

Share-based compensation expense arises from share-based awards, primarily including share options for the purchase of Huya’s ordinary shares and Huya’s restricted share units, granted by the Group to its management, key employees and non-employees. Certain of the Group’s employees were granted Tencent’s share-based awards and therefore related share-based compensation expenses with regard to Tencent’s share-based awards were recognised in the Group’s financial statements.

Huya’s share options

Prior to the IPO date (Note 1(b)) and during the year of 2025, in determining the fair value of share options granted, the binomial option-pricing model was applied. The determination of the fair value was affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including risk-free interest rates, exercise multiples, expected forfeiture rates, the expected share price volatility rates, and expected dividends.

Share-based compensation expense for share options granted to employees is measured based on their grant-date fair values and recognized over the requisite service period, which is generally the vesting period. The number of share-based awards for which the service is not expected to be rendered over the requisite period is estimated, and the related compensation expense is not recorded for the number of awards so estimated. No performance-based awards were granted or recognized as share-based compensation expense for the years ended December 31, 2023, 2024 and 2025.

Huya’s restricted share units

Share-based awards with service conditions only are measured at the grant date fair value of the awards and recognized as expenses using the graded-vesting method, net of estimated forfeitures, over the requisite service period. Fair value of restricted share units (“RSUs”) is determined with reference to the fair value of the underlying shares. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any. If actual forfeitures differ from those estimates, the Company may need to revise those estimates used in subsequent periods.

2.Principal accounting policies (continued)

(x)	Leases

Under ASC 842, the Group determines if an arrangement is or contains a lease at inception. The Company categorize leases with contractual terms longer than twelve months as either operating or finance. Finance leases are generally those leases that allow lessee to substantially utilize or pay for the entire asset over its estimated life. Assets acquired under finance leases are recorded in property and equipment, net. All other leases are categorized as operating leases. All the leases recognized by the Company were classified as operating leases for the years presented.

Lease liabilities are recognized at the present value of the fixed lease payments using a discount rate based on similarly secured borrowings available to us. Lease assets are recognized based on the initial present value of the fixed lease payments plus any direct costs from executing the leases or lease prepayments reclassified from “Prepayments and other current assets” upon lease commencement. Operating lease expense is recognized on a straight-line basis as cost of sales, sales and marketing expenses, general and administrative expenses and research and development expenses over the term of the lease.

For operating leases with a term of one year or less, the Company has elected not to recognize a lease liability or ROU asset on its consolidated balance sheets. Instead, it recognizes the lease payments as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and cash flows. The Company has operating lease agreements with insignificant non-lease components and have elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

(y)	Government grants

Government grants, which mainly represent amounts received from central and local governments in connection with the Company’s investments in local business districts and contributions to technology development, are recognized as income in other income, net or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the consolidated income statements upon receipt or when all conditions attached to the grants are fulfilled.

(z)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes of a change in tax rates is recognized in statement of comprehensive income in the period enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of comprehensive income. The Group did not recognize any interest and penalties associated with uncertain tax positions for the years ended December 31, 2023, 2024 and 2025. As of December 31, 2024 and 2025, the Group did not have any significant unrecognized uncertain tax positions.

2.Principal accounting policies (continued)

(aa)Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in “Treasury shares” on the consolidated balance sheets. At retirement of the treasury share, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is charged to additional paid-in capital.

(bb)	Statutory reserves

The Group’s PRC entities are required to make appropriations to certain non-distributable reserve funds.

In accordance with the relevant laws and regulations established in the PRC, the Group’s entities registered as WFOEs and PRC domestic companies must make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under the PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the statutory surplus fund and discretionary surplus fund are restricted to the off-setting of losses or increasing capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

During the years ended December 31, 2023, 2024 and 2025, there were no appropriations made to the statutory surplus funds, respectively.

(cc)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(dd)	Dividends

Dividends are recognized when declared.

On March 19, 2024, the Company declared a special cash dividend of US$0.66 per ordinary share, or US$0.66 per ADS, to holders of ordinary shares and holders of ADSs of record as of the close of business on May 10, 2024. On August 13, 2024, the Company declared a special cash dividend of US$1.08 per ordinary share, or US$1.08 per ADS, to holders of ordinary shares and holders of ADSs of record as of the close of business on October 9, 2024, payable in U.S. dollars.

On March 18, 2025, the company declared a cash dividend of US$1.47 per ordinary share, or US$1.47 per ADS, to holders of ordinary shares and holders of ADSs of record as of the close of business on June 17, 2025, payable in U.S. dollars.

2.Principal accounting policies (continued)

(ee)	Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options and the vesting of restrict share units using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

(ff)	Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s Acting Chief Executive Officer and Chief Financial Officer have been identified as the CODM.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, homogeneity of products and technology. The Group’s operating segment is based on such organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results. The Group has internal reporting of revenue, cost and expenses by nature as a whole. Hence, the Group has only one operating segment.

The accounting policies of the single segment are the same as described in the principal accounting policies. The CODM assesses performance for the single segment and decides how to allocate resources based on net loss that also is reported on the Consolidated Statements of Comprehensive Income as consolidated net loss. The measure of the single segment assets is reported on the Consolidated Balance Sheets as total consolidated assets.

The CODM reviews revenues and expenses at the consolidated level as disclosed in the Group’s Consolidated Statements of Comprehensive Income and uses net income to evaluate return on assets and to monitor budget versus actual results and in competitive analysis by benchmarking to the Group’s competitors. The competitive analysis and the monitoring of budgeted versus actual results are used in assessing the segment’s performance and in establishing management’s compensation.

Substantially the majority of the Group’s revenues are derived from China based on the geographical locations where services are provided to customers. In addition, the Group’s long-lived assets are substantially all located in and derived from China, and the amount of long-lived assets attributable to any other individual country is not material. Therefore, no geographical segments are presented.

(gg)	Newly adopted accounting standard updates

Income Taxes (Topic 740). In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740)- Improvements to Income Tax Disclosures. ASU No. 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective on a prospective basis for fiscal year beginning after December 15, 2024. The Group adopted this ASU for the year ended December 31, 2025 prospectively, and disclosed additional descriptive information as required under Accounting Standards Codification 740(Note 18).

Other accounting standards that the Group adopted beginning January 1, 2025 did not have a significant impact on the Group’s consolidated financial statements.

2.Principal accounting policies (continued)

(hh)	Recently issued accounting pronouncements

Income Statement(Topic 220). In November 2024, the FASB issued ASU No. 2024-03, Income Statement(Topic 220)- Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40). ASU No. 2024-03 requires publicly-traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted.

Financial Instruments—Credit Losses (Topic 326). In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326)- Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU No. 2025-05 provides (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. The guidance is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods.

Intangibles (Topic 350). In July 2025, the FASB issued ASU No. 2025-06, Intangibles—Goodwill and Other - Internal-Use Software (Subtopic 350-40). ASU No. 2025-06 modernizes the accounting for internal-use software to reflect current development practices, clarifies when to begin capitalizing costs, and enhances disclosure requirements. The guidance is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted.

Government Grants (Topic 832). In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832). ASU No. 2025-10 establishes guidance on the recognition, measurement, and presentation of government grants received by business entities. The guidance is effective for annual reporting periods beginning after December 15, 2029, and interim reporting periods within those annual reporting periods. Early adoption is permitted.

The Group does not expect to adopt ASU 2024-03, ASU No. 2025-05, ASU No. 2025-06 and ASU No. 2025-10 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.